Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Emerging Markets Bond Fund - Class A | Argentine Republic Government International Bond 07/09/2035 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund - Class A | Saudi Government International Bond 01/13/2035 5.625%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund - Class A | Qatar Government International Bond 03/14/2029 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund - Class A | Romanian Government International Bond 02/14/2031 3.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund - Class A | DP World PLC 07/02/2037 6.850%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class A | Hungary Government International Bond 09/22/2031 2.125%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class A | Turkiye Government International Bond 05/15/2034 7.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class A | Turkey Government International Bond 02/17/2028 5.125%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund - Class A | Indonesia Government International Bond 09/18/2029 3.400%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class A | Peruvian Government International Bond 11/18/2050 5.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Emerging Markets Bond Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Class A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Emerging Markets Bond Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Emerging Markets Bond Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Emerging Markets Bond Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Emerging Markets Bond Fund - Class A | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Emerging Markets Bond Fund - Class A | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Bond Fund - Class A | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Class A | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Emerging Markets Bond Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Columbia Emerging Markets Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Emerging Markets Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional Class | Argentine Republic Government International Bond 07/09/2035 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund - Institutional Class | Saudi Government International Bond 01/13/2035 5.625%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Qatar Government International Bond 03/14/2029 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund - Institutional Class | Romanian Government International Bond 02/14/2031 3.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund - Institutional Class | DP World PLC 07/02/2037 6.850%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Hungary Government International Bond 09/22/2031 2.125%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Turkiye Government International Bond 05/15/2034 7.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Turkey Government International Bond 02/17/2028 5.125%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund - Institutional Class | Indonesia Government International Bond 09/18/2029 3.400%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Peruvian Government International Bond 11/18/2050 5.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Emerging Markets Bond Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional Class | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Emerging Markets Bond Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Emerging Markets Bond Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Emerging Markets Bond Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Emerging Markets Bond Fund - Institutional Class | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Emerging Markets Bond Fund - Institutional Class | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Bond Fund - Institutional Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional Class | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Emerging Markets Bond Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Columbia Emerging Markets Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Emerging Markets Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Argentine Republic Government International Bond 07/09/2035 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Saudi Government International Bond 01/13/2035 5.625%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Qatar Government International Bond 03/14/2029 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Romanian Government International Bond 02/14/2031 3.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | DP World PLC 07/02/2037 6.850%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Hungary Government International Bond 09/22/2031 2.125%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Turkiye Government International Bond 05/15/2034 7.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Turkey Government International Bond 02/17/2028 5.125%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Indonesia Government International Bond 09/18/2029 3.400%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Peruvian Government International Bond 11/18/2050 5.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Emerging Markets Bond Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Argentine Republic Government International Bond 07/09/2035 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Saudi Government International Bond 01/13/2035 5.625%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Qatar Government International Bond 03/14/2029 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Romanian Government International Bond 02/14/2031 3.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | DP World PLC 07/02/2037 6.850%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Hungary Government International Bond 09/22/2031 2.125%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Turkiye Government International Bond 05/15/2034 7.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Turkey Government International Bond 02/17/2028 5.125%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Indonesia Government International Bond 09/18/2029 3.400%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Peruvian Government International Bond 11/18/2050 5.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Emerging Markets Bond Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Class R | Argentine Republic Government International Bond 07/09/2035 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund - Class R | Saudi Government International Bond 01/13/2035 5.625%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund - Class R | Qatar Government International Bond 03/14/2029 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund - Class R | Romanian Government International Bond 02/14/2031 3.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund - Class R | DP World PLC 07/02/2037 6.850%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class R | Hungary Government International Bond 09/22/2031 2.125%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class R | Turkiye Government International Bond 05/15/2034 7.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class R | Turkey Government International Bond 02/17/2028 5.125%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund - Class R | Indonesia Government International Bond 09/18/2029 3.400%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class R | Peruvian Government International Bond 11/18/2050 5.625%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Emerging Markets Bond Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Bond Fund - Class R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Emerging Markets Bond Fund - Class R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Emerging Markets Bond Fund - Class R | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Emerging Markets Bond Fund - Class R | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Emerging Markets Bond Fund - Class R | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Emerging Markets Bond Fund - Class R | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Bond Fund - Class R | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Class R | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Bond Fund - Class R | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Emerging Markets Bond Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Columbia Emerging Markets Bond Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Emerging Markets Bond Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%